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November 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
         ON BEHALF OF RIVERSOURCE OF NEW YORK ACCOUNT 8 ("REGISTRANT") FILE NOS. 333-183262 AND 811-05213
         RiverSource(R) Variable Universal Life 5/RiverSource(R) Variable Universal Life 5-Estate Series

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable life insurance policies do not differ from those contained in Registrant's Pre-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on October 19, 2012 and declared effective on October 31, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/  Dixie Carroll
     ---------------------------------
     Dixie Carroll
     Assistant General Counsel and
       Assistant Secretary